Other Income (Expense), Net (Tables)	12 Months Ended
Mar. 31, 2013
Other Income And Expenses [Abstract]
Summary of Other Income (Expenses), Net

	2013	2012	2011
	US$	US$	US$
Foreign exchange gains (losses), net	23,900	184,706	(549,771)
Gains (Losses) on disposal of property, plant and equipment	463,358	(86,015)	(3,662)
Impairment of property, plant and equipment	—	(1,230,727)	—
Rental income from other third parties	177,556	—	9,886
Management fee received from other third party	—	—	18,641
Reversal (Accrual) for potential tax surcharge, net	(60,622)	46,086	(80,472)
Reversal of compensation for potential litigation	—	500,000	—
Government grants	443,468	439,471	856,372
Sale of scrap materials	213,718	—	—
Others	310,201	69,978	60,056

	1,571,579	(76,501)	311,050

Other Income (Expenses), Net from Continuing and Discontinued Operations	Other income (expenses), net from:

	2013	2012	2011
	US$	US$	US$
Continuing operations	845,806	1,116,279	370,274
Discontinued operations	725,773	(1,192,780)	(59,224)

	1,571,579	(76,501)	311,050